Investments - Financial Information of Weichai Ballard (Details) - USD ($) $ in Thousands		12 Months Ended
	Nov. 13, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of joint ventures [line items]
Trade and other payables		$ (21,154)	$ (25,243)
Foreign exchange		(1,078)	1,692
Carrying amount of investment		13,994	681	$ 1,185
Operating expenses		50,472	46,477
Net loss		27,323	8,048
Corporate share of net loss		$ 1,154	(201)
Weichai Ballard JV
Disclosure of joint ventures [line items]
Percentage ownership interest	49.00%	49.00%
Net assets		$ 13,642
Incorporation costs		320	0
Foreign exchange		27
Carrying amount of investment		13,989	0
Operating expenses		1,259
Net loss		1,259
Corporate share of net loss		617	$ 0
Weichai Ballard JV | Weichai Ballard JV
Disclosure of joint ventures [line items]
Cash		20,107
Prepaid expenses and other current assets		8,856
Trade and other payables		(1,123)
Net assets		$ 27,840